UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21225

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Bond Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.0%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$797,495
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	875,629

		$1,673,124

Education — 26.1%
Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$750	$758,528
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	750	851,745
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,291,040
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	1,000	1,178,300
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	980,194
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,025	1,201,228

		$7,261,035

Escrowed/Prerefunded — 1.9%
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	$500	$518,715

		$518,715

General Obligations — 12.1%
Boston, 4.00%, 4/1/24	$200	$231,596
Cambridge, 4.00%, 2/15/21	395	472,076
Danvers, 5.25%, 7/1/36	565	667,892
Plymouth, 5.00%, 5/1/26	250	300,537
Plymouth, 5.00%, 5/1/31	225	264,940
Plymouth, 5.00%, 5/1/32	205	240,385
Wayland, 5.00%, 2/1/33	340	402,540
Wayland, 5.00%, 2/1/36	510	595,267
Winchester, 5.00%, 4/15/36	160	187,355

		$3,362,588

Hospital — 14.8%
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$775	$849,718
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), 5.25%, 8/15/28	400	434,688
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/34	500	553,215
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/39	750	820,597
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370	371,195
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,084,420

		$4,113,833

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 18.0%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$961,156
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	841,388
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,400,720
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	750	1,006,650
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	750	798,795

		$5,008,709

Insured-Electric Utilities — 4.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,150,955

		$1,150,955

Insured-Escrowed/Prerefunded — 7.4%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,059,870

		$2,059,870

Insured-General Obligations — 13.4%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,635,889
Revere, (AGC), 5.00%, 4/1/39	1,000	1,092,590

		$3,728,479

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$245,340

		$245,340

Insured-Lease Revenue/Certificates of Participation — 5.0%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,404,410

		$1,404,410

Insured-Other Revenue — 2.0%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$554,249

		$554,249

Insured-Special Tax Revenue — 15.9%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,225	$1,240,227
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	539,572
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,160	1,306,496
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	750	959,790
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,130	171,785
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,270	197,180

		$4,415,050

Insured-Water and Sewer — 4.7%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,306,406

		$1,306,406

Other Revenue — 3.3%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$320	$366,499

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	$490	$562,471

		$928,970

Senior Living/Life Care — 2.7%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$745	$745,171

		$745,171

Special Tax Revenue — 5.4%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$95	$109,587
Massachusetts Bay Transportation Authority, Special Tax Revenue, 5.00%, 7/1/35	1,210	1,384,990

		$1,494,577

Transportation — 9.0%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,134,550
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	559,200
Massachusetts Port Authority, 5.00%, 7/1/28	250	301,705
Massachusetts Port Authority, 5.00%, 7/1/34	435	508,498

		$2,503,953

Water and Sewer — 3.2%
Boston Water & Sewer Commission, 5.00%, 11/1/27	$750	$896,033

		$896,033

Total Tax-Exempt Investments — 155.9% (identified cost $37,687,200)		$43,371,467

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.8)%		$(13,575,316)

Other Assets, Less Liabilities — (7.1)%		$(1,969,565)

Net Assets Applicable to Common Shares — 100.0%		$27,826,586

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 45.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 19.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $506,650.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	14 U.S. 30-Year Treasury Bond	Short	$ (2,099,865)	$ (2,065,000)	$ 34,865

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $34,865.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,334,440

Gross unrealized appreciation	$5,843,732
Gross unrealized depreciation	(136,705)

Net unrealized appreciation	$5,707,027

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$43,371,467	$—	$43,371,467
Total Investments	$—	$43,371,467	$—	$43,371,467
Futures Contracts	$34,865	$—	$—	$34,865
Total	$34,865	$43,371,467	$—	$43,406,332

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Bond Fund

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013